GEOGRAPHIC SEGMENTS	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
GEOGRAPHIC SEGMENTS	GEOGRAPHIC SEGMENTS
The Company operates principally in North America and Europe. Sales by geographic segment are determined based on the origin of shipment.

	Note				2020
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,937	$470	$—	$2,407
EBITDA(1)		805	48	(30)	823
Depreciation and amortization	5, 6	110	23	—	133
Additions to property, plant and equipment	5	89	35	—	124
Property, plant and equipment	5	1,110	307	—	1,417
					2019
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,237	$494	$—	$1,731
EBITDA(1)		70	64	(14)	120
Depreciation and amortization	5, 6	110	26	—	136
Additions to property, plant and equipment	5	96	45	—	141
Property, plant and equipment	5	1,147	280	—	1,427
 (1)    EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, interest income, income tax, depreciation and amortization, and costs on early extinguishment of debt. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.